Fair Value Measurements (Long-term Payables, Narrative) (Details)	Dec. 31, 2020 $ / shares
Changyou Class A Ordinary Share [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long term Debt include Accrued over the Service Period Liability	$ 5.39